Employee Benefit Liabilities (Details) - Schedule of defined contribution plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of defined contribution plans [Abstract]
Expenses in respect of defined contribution plans	$ 52	$ 50	$ 65